APPENDIX I                          UNITED STATES                      ------------------------------
                          SECURITIES AND EXCHANGE COMMISSION           |        OMB APPROVAL        |
                               Washington, D.C. 20549                  |----------------------------|
                                                                       | OMB Number:      3235-0456 |
                                     FORM 24F-2                        | Expires:   August 31, 2000 |
                          ANNUAL NOTICE OF SECURITIES SOLD             | Estimated average burden   |
                               PURSUANT TO RULE 24f-2                  | hours per response.......1 |
                                                                       ------------------------------

 Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:
          AMERICAN INDEPENDENCE FUNDS TRUST
          3435 STELZER ROAD
          COLUMBUS, OHIO 43219

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2. The name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

          MONEY MARKET FUND
          SHORT-TERM BOND FUND
          INTERMEDIATE BOND FUND
          STOCK FUND
          INTERNATIONAL MULTI-MANAGER STOCK FUND,
          KANSAS TAX-EXEMPT BOND FUND
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3.    Investment Company Act File Number:         811-7505

      Securities Act File Number:                 333-00447

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4(a). Last day of fiscal year for which this notice is filed:

                                   OCTOBER 31, 2000

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4(b). [ ] Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the form is being filed late, interest must be paid on the registration fee due

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4(c). [ ]  Check box if this is the last time the issuer will be filing this form.


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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during                        $   216,864,259
            the fiscal year pursuant to section 24(f):                            ---------------

     (ii)   Aggregate price of securities redeemed or            $   291,891,641
            repurchased during the fiscal year:                  ---------------

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the
            Commission:                                         $           0.00
                                                                 ---------------

     (iv)   Total available redemption credits [Add                             - $    291,891,641
            Items 5(ii) and 5(iii)]:                                               ---------------

     (v)    Net sales - if Item 5(i) is greater than                               $          0.00
            Item 5(iv) [subtract Item 5(iv) from Item                              ---------------
            5(i)]:

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    |(vi)   Redemption credits available for use in future         ($75,027,382)  |
    |       years - if Item 5(i) is less than Item 5(iv)        ---------------   |
    |       [subtract Item 5(iv) from Item 5(i)]:                                 |
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     (vii)  Multiplier for determining registration                                       0.000250
            fee (See instruction C.9):                                             ===============

     (viii) Registration fee due [multiply Item 5(v) by Item                     = $          0.00
            5(vii): (enter "0" if no fee is due):                                  ===============

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6.   Prepaid shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescision of rule 24e-2], then report the amount of securities (number of shares or other units deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ________.

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7. Interest due - if this Form is being filed more than 90 days after end of the issuers fiscal year


                                                                                  $          0.00
                                                                                  ---------------

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8.   Total of amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7].

                                                                                  $          0.00
                                                                                  ===============

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                     ------------

          Method of Delivery:
              [X] Wire Transfer
              [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Steve Pierce
                         ------------------------------------------------------
                               Steve Pierce, Treasurer
                         ------------------------------------------------------

Date   January 10, 2001
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 * Please print the name and title of the signing officer below the signature.

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